Pioneer ILS Bridge Fund

Ticker Symbol: XILBX

Schedule of Investments  |  1/31/22
(unaudited)
Shares		Value
	SHORT TERM INVESTMENTS — 110.6% of Net Assets
	Open-End Fund — 110.6%
110,654	Dreyfus Government Cash Management, Institutional Shares, 0.03%(a)	$110,654
		$110,654
	TOTAL SHORT TERM INVESTMENTS (Cost $110,654)	$110,654
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 110.6% (Cost $110,654)	$110,654
	OTHER ASSETS AND LIABILITIES — (10.6)%	$(10,647)
	net assets — 100.0%	$100,007
(a)	Rate periodically changes. Rate disclosed is the 7-day yield at January 31, 2022.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Open-End Fund	$110,654	$—	$—	$110,654
Total Investments in Securities	$110,654	$—	$—	$110,654
During the period ended January 31, 2022, there were no transfers in or out of Level 3.
1Pioneer ILS Bridge Fund |  | 1/31/22